Mining rights	12 Months Ended
Dec. 31, 2021
Mining rights
Mining rights
12	Mining rights

The movements in the carrying amount of mining rights during the years are as follows:

	2021	2020

Beginning of the year
Cost	2,506,867	2,472,886
Accumulated impairment losses	(895,381)	(895,381)

Net book value	1,611,486	1,577,505

Movements:
Addition	—	33,981

End of the year	1,611,486	1,611,486

Cost	2,506,867	2,506,867
Accumulated impairment losses	(895,381)	(895,381)

Net book value	1,611,486	1,611,486

In 2021, no impairment losses for mining rights (2020: Nil) have been recognized.